Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	AbbVie Inc.
Entity Central Index Key	0001551152
Amendment Flag	false
AbbVie Savings Plan
Document Information [Line Items]
Document Type	11-K
Entity Tax Identification Number	32-0375147
Amendment Flag	false
AbbVie Puerto Rico Savings Plan
Document Information [Line Items]
Document Type	11-K
Entity Tax Identification Number	98-0429860
Amendment Flag	false